EMPLOYEE BENEFITS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE BENEFITS
Penalty on daily rate basis as a percentage of outstanding contribution	0.05%
Accrued employee benefits	¥ 595,295,007	¥ 560,243,695	¥ 25,807,949	¥ 12,063,712